Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Less: Accumulated depreciation	$ (148,826)	$ (147,032)	$ (126,564)
Total property and equipment, net	5,192	6,986	27,347
Total property and equipment, net	5,192	6,986	27,347
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	87,065	87,065	86,958
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	60,783	60,783	60,783
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 6,170	$ 6,170	$ 6,170